Pension and Postretirement Benefits - Schedule of Results of Sensitivity Analysis of Postretirement Benefit Obligations (Detail) (Other Postretirement Benefit Obligations [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Other Postretirement Benefit Obligations [Member]
Annual effect of 1% point increase in healthcare cost trend on:
Service and interest cost components	$ 797
Accumulated postretirement benefit obligation	9,333
Annual effect of 1% point decrease in healthcare cost trend on:
Service and interest cost components	(598)
Accumulated postretirement benefit obligation	$ (7,293)